SIGNIFICANT ACCOUNTING POLICIES - Schedule of Class A Ordinary Shares Subject to Possible Redemption Reflected in the Balance Sheet are Reconciled (Details) - USD ($)		11 Months Ended
	Jun. 16, 2025	Dec. 31, 2025	Mar. 31, 2026
Schedule Of Class AOrdinary Shares Subject To Possible Redemption Reflected In The Balance Sheet Are Reconciled Abstract
Gross proceeds from Initial Public Offering	$ 201,250,000	$ 201,250,000
Proceeds allocated to Public Rights		(4,361,306)
Offering costs allocated to Class A Ordinary Shares subject to possible redemption		(13,262,661)
Accretion of Class A Ordinary Shares subject to possible redemption		22,016,067
Class A Ordinary Shares subject to possible redemption at December 31, 2025		$ 205,642,100	$ 207,450,297